UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

Fidelity®

Trend

Fund

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Semiannual Report

President's Message - continued

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.5	4.0
General Electric Co.	3.2	2.6
Pfizer, Inc.	3.0	2.3
Citigroup, Inc.	2.6	2.4
Wal-Mart Stores, Inc.	2.5	2.6
Merck & Co., Inc.	2.1	2.3
Exxon Mobil Corp.	1.8	1.7
American International Group, Inc.	1.8	2.1
Johnson & Johnson	1.8	2.0
Bank of America Corp.	1.7	1.7
	24.0
Top Five Market Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.5	17.5
Information Technology	16.7	15.3
Health Care	15.9	15.6
Industrials	11.1	12.2
Consumer Staples	10.1	7.8
Asset Allocation (% of fund's net assets)
As of June 30, 2003*		As of December 31, 2002**
	Stocks and Equity Futures 96.8%		Stocks and Equity Futures 97.4%
	Convertible Securities 0.5%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	2.2%	** Foreign investments	1.8%

Semiannual Report

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 0.1%
Ford Motor Co.	68,800	$ 756
Hotels, Restaurants & Leisure - 0.6%
International Game Technology	7,900	808
Mandalay Resort Group	38,900	1,239
McDonald's Corp.	128,000	2,824
Wendy's International, Inc.	8,900	258
		5,129
Household Durables - 0.1%
Champion Enterprises, Inc. (a)	45,200	234
Leggett & Platt, Inc.	35,400	726
		960
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	23,100	2,407
InterActiveCorp (a)	32,300	1,278
		3,685
Leisure Equipment & Products - 0.1%
Mattel, Inc.	50,300	952
Media - 5.0%
AOL Time Warner, Inc. (a)	526,150	8,466
Clear Channel Communications, Inc. (a)	72,412	3,070
Comcast Corp.:
Class A (a)	107,014	3,230
Class A (special) (a)	82,400	2,376
E.W. Scripps Co. Class A	9,000	798
EchoStar Communications Corp. Class A (a)	57,500	1,991
Fox Entertainment Group, Inc. Class A (a)	85,200	2,452
Gannett Co., Inc.	26,000	1,997
General Motors Corp. Class H (a)	66,600	853
Liberty Media Corp. Class A (a)	178,896	2,068
McGraw-Hill Companies, Inc.	20,000	1,240
Pixar (a)	13,800	840
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	46,800	636
Univision Communications, Inc. Class A (a)	17,300	526
Viacom, Inc.:
Class A (a)	21,350	933
Class B (non-vtg.) (a)	136,550	5,962
Walt Disney Co.	105,000	2,074
		39,512
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.8%
Big Lots, Inc. (a)	76,300	$ 1,148
Dollar General Corp.	23,400	427
Kohl's Corp. (a)	29,500	1,516
Sears, Roebuck & Co.	15,000	505
Target Corp.	70,100	2,653
		6,249
Specialty Retail - 1.8%
AnnTaylor Stores Corp. (a)	29,800	863
Circuit City Stores, Inc.	28,100	247
Gap, Inc.	123,100	2,309
Home Depot, Inc.	208,400	6,902
Lowe's Companies, Inc.	28,400	1,220
PETsMART, Inc.	62,900	1,049
Staples, Inc. (a)	19,300	354
Williams-Sonoma, Inc. (a)	43,700	1,276
		14,220
Textiles Apparel & Luxury Goods - 0.4%
Jones Apparel Group, Inc. (a)	30,900	904
NIKE, Inc. Class B	37,100	1,984
		2,888
TOTAL CONSUMER DISCRETIONARY		74,351
CONSUMER STAPLES - 10.1%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	25,100	1,281
PepsiCo, Inc.	125,470	5,583
The Coca-Cola Co.	277,700	12,888
		19,752
Food & Staples Retailing - 3.6%
Costco Wholesale Corp. (a)	16,800	615
CVS Corp.	91,400	2,562
Kroger Co. (a)	75,900	1,266
Safeway, Inc. (a)	49,600	1,015
Sysco Corp.	63,400	1,905
Wal-Mart Stores, Inc.	367,300	19,713
Walgreen Co.	50,200	1,511
		28,587
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.5%
Dean Foods Co. (a)	24,450	$ 770
Hershey Foods Corp.	10,300	717
The J.M. Smucker Co.	20,700	826
Wm. Wrigley Jr. Co.	21,600	1,215
		3,528
Household Products - 1.8%
Colgate-Palmolive Co.	45,200	2,619
Kimberly-Clark Corp.	28,000	1,460
Procter & Gamble Co.	114,300	10,193
		14,272
Personal Products - 0.8%
Avon Products, Inc.	16,400	1,020
Gillette Co.	169,800	5,410
		6,430
Tobacco - 0.9%
Altria Group, Inc.	157,900	7,175
TOTAL CONSUMER STAPLES		79,744
ENERGY - 7.0%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	47,300	1,588
BJ Services Co. (a)	10,200	381
Cooper Cameron Corp. (a)	6,600	333
ENSCO International, Inc.	122,700	3,301
Grant Prideco, Inc. (a)	30,400	357
Halliburton Co.	39,900	918
Nabors Industries Ltd. (a)	78,400	3,101
National-Oilwell, Inc. (a)	54,400	1,197
Noble Corp. (a)	13,300	456
Pride International, Inc. (a)	149,300	2,810
Rowan Companies, Inc.	119,100	2,668
Schlumberger Ltd. (NY Shares)	104,200	4,957
Varco International, Inc. (a)	18,600	365
Weatherford International Ltd. (a)	24,100	1,010
		23,442
Oil & Gas - 4.0%
Anadarko Petroleum Corp.	11,900	529
Apache Corp.	23,595	1,535
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Burlington Resources, Inc.	22,900	$ 1,238
ChevronTexaco Corp.	99,019	7,149
ConocoPhillips	76,968	4,218
EOG Resources, Inc.	19,000	795
Exxon Mobil Corp.	406,430	14,595
Occidental Petroleum Corp.	39,200	1,315
Tsakos Energy Navigation Ltd.	14,400	206
		31,580
TOTAL ENERGY		55,022
FINANCIALS - 17.5%
Capital Markets - 3.1%
Bank of New York Co., Inc.	79,900	2,297
Bear Stearns Companies, Inc.	18,200	1,318
Charles Schwab Corp.	77,000	777
Goldman Sachs Group, Inc.	19,600	1,642
J.P. Morgan Chase & Co.	171,280	5,854
Lehman Brothers Holdings, Inc.	33,500	2,227
Merrill Lynch & Co., Inc.	156,400	7,301
Morgan Stanley	71,600	3,061
		24,477
Commercial Banks - 5.2%
Bank of America Corp.	173,600	13,720
Bank One Corp.	137,200	5,101
Fifth Third Bancorp	92,700	5,315
FleetBoston Financial Corp.	98,500	2,926
PNC Financial Services Group, Inc.	16,400	800
U.S. Bancorp, Delaware	41,900	1,027
Wachovia Corp.	148,423	5,931
Wells Fargo & Co.	122,500	6,174
		40,994
Consumer Finance - 1.3%
American Express Co.	122,500	5,122
MBNA Corp.	177,600	3,701
SLM Corp.	38,400	1,504
		10,327
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - 2.8%
CIT Group, Inc.	48,100	$ 1,186
Citigroup, Inc.	488,777	20,920
		22,106
Insurance - 4.2%
ACE Ltd.	65,500	2,246
AFLAC, Inc.	43,100	1,325
Allstate Corp.	77,000	2,745
American International Group, Inc.	257,737	14,222
Hartford Financial Services Group, Inc.	60,500	3,047
Marsh & McLennan Companies, Inc.	28,200	1,440
MetLife, Inc.	103,400	2,928
Prudential Financial, Inc.	27,300	919
The Chubb Corp.	14,100	846
Travelers Property Casualty Corp.:
Class A	72,123	1,147
Class B	92,520	1,459
XL Capital Ltd. Class A	12,200	1,013
		33,337
Thrifts & Mortgage Finance - 0.9%
Fannie Mae	102,700	6,926
TOTAL FINANCIALS		138,167
HEALTH CARE - 15.9%
Biotechnology - 1.4%
Amgen, Inc. (a)	110,600	7,348
Cephalon, Inc. (a)	16,900	696
Genentech, Inc. (a)	13,500	974
Geneprot, Inc. (e)	62,000	217
Genzyme Corp. - General Division (a)	24,300	1,016
ImClone Systems, Inc. (a)	24,900	787
		11,038
Health Care Equipment & Supplies - 2.1%
Alcon, Inc.	20,700	946
Baxter International, Inc.	39,700	1,032
Beckman Coulter, Inc.	8,300	337
Becton, Dickinson & Co.	20,700	804
Biomet, Inc.	28,600	820
Boston Scientific Corp. (a)	8,900	544
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Centerpulse AG sponsored ADR	30,300	$ 818
Edwards Lifesciences Corp. (a)	26,200	842
Guidant Corp.	30,200	1,341
Medtronic, Inc.	110,000	5,277
Millipore Corp. (a)	8,900	395
St. Jude Medical, Inc. (a)	38,000	2,185
Stryker Corp.	7,900	548
Varian Medical Systems, Inc. (a)	8,200	472
		16,361
Health Care Providers & Services - 1.8%
Aetna, Inc.	42,200	2,540
Anthem, Inc. (a)	4,400	339
Cardinal Health, Inc.	68,350	4,395
McKesson Corp.	61,500	2,198
UnitedHealth Group, Inc.	97,400	4,894
		14,366
Pharmaceuticals - 10.6%
Abbott Laboratories	133,600	5,846
Angiotech Pharmaceuticals, Inc. (a)	51,600	2,087
Bristol-Myers Squibb Co.	165,100	4,482
Eli Lilly & Co.	84,500	5,828
Forest Laboratories, Inc. (a)	33,600	1,840
Johnson & Johnson	271,900	14,057
Merck & Co., Inc.	267,800	16,215
Pfizer, Inc.	700,195	23,912
Schering-Plough Corp.	101,100	1,880
Watson Pharmaceuticals, Inc. (a)	23,000	929
Wyeth	143,800	6,550
		83,626
TOTAL HEALTH CARE		125,391
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.7%
Boeing Co.	71,800	2,464
Honeywell International, Inc.	13,900	373
Integrated Defense Technologies, Inc. (a)	70,300	1,090
Lockheed Martin Corp.	74,000	3,520
Northrop Grumman Corp.	27,621	2,383
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	49,600	$ 1,629
United Technologies Corp.	17,100	1,211
Veridian Corp.	20,000	698
		13,368
Air Freight & Logistics - 1.1%
CNF, Inc.	12,500	317
FedEx Corp.	25,600	1,588
United Parcel Service, Inc. Class B	102,500	6,529
		8,434
Airlines - 0.5%
Continental Airlines, Inc. Class B (a)	68,500	1,025
Delta Air Lines, Inc.	62,400	916
JetBlue Airways Corp. (a)	12,111	512
Southwest Airlines Co.	69,300	1,192
		3,645
Building Products - 0.6%
American Standard Companies, Inc. (a)	34,400	2,543
Masco Corp.	104,700	2,497
		5,040
Commercial Services & Supplies - 0.8%
Allied Waste Industries, Inc. (a)	44,600	448
Cendant Corp. (a)	176,700	3,237
Central Parking Corp.	30,800	381
Corinthian Colleges, Inc. (a)	19,000	923
Strayer Education, Inc.	11,100	882
Waste Management, Inc.	33,900	817
		6,688
Electrical Equipment - 0.1%
Emerson Electric Co.	18,400	940
Industrial Conglomerates - 4.3%
3M Co.	30,700	3,960
General Electric Co.	877,000	25,152
Tyco International Ltd.	266,400	5,056
		34,168
Machinery - 1.3%
Albany International Corp. Class A	48,600	1,332
Caterpillar, Inc.	14,800	824
Danaher Corp.	14,300	973
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	9,900	$ 778
Illinois Tool Works, Inc.	35,500	2,338
Ingersoll-Rand Co. Ltd. Class A	50,400	2,385
ITT Industries, Inc.	18,700	1,224
Parker Hannifin Corp.	8,500	357
		10,211
Road & Rail - 0.5%
Arkansas Best Corp.	19,300	459
CSX Corp.	22,200	668
Norfolk Southern Corp.	36,200	695
Union Pacific Corp.	38,100	2,211
		4,033
TOTAL INDUSTRIALS		86,527
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 2.7%
Alcatel SA sponsored ADR (a)	45,100	404
Cisco Systems, Inc. (a)	646,700	10,793
Comverse Technology, Inc. (a)	82,600	1,241
Corvis Corp. (a)	524,500	787
Lucent Technologies, Inc. (a)	170,500	346
Motorola, Inc.	289,000	2,725
Nortel Networks Corp. (a)	178,400	482
QUALCOMM, Inc.	46,900	1,677
Scientific-Atlanta, Inc.	77,700	1,852
Telefonaktiebolaget LM Ericsson ADR (a)	102,300	1,087
		21,394
Computers & Peripherals - 4.0%
Apple Computer, Inc. (a)	25,800	493
Dell Computer Corp. (a)	221,200	7,070
EMC Corp. (a)	195,900	2,051
Hewlett-Packard Co.	286,900	6,111
International Business Machines Corp.	141,500	11,674
Lexmark International, Inc. Class A (a)	23,900	1,691
Sun Microsystems, Inc. (a)	530,700	2,441
		31,531
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	47,400	$ 927
Amphenol Corp. Class A (a)	17,200	805
		1,732
Internet Software & Services - 0.3%
Ask Jeeves, Inc. (a)	31,500	433
Yahoo!, Inc. (a)	63,000	2,064
		2,497
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	17,000	777
Ceridian Corp. (a)	49,700	843
Cognizant Technology Solutions Corp. Class A (a)	100	2
Computer Sciences Corp. (a)	32,400	1,235
Concord EFS, Inc. (a)	51,500	758
First Data Corp.	125,900	5,217
		8,832
Office Electronics - 0.1%
Xerox Corp. (a)	63,300	670
Semiconductors & Semiconductor Equipment - 3.1%
Agere Systems, Inc. Class B (a)	282,200	649
Analog Devices, Inc. (a)	37,200	1,295
Applied Materials, Inc. (a)	86,000	1,364
Broadcom Corp. Class A (a)	24,100	600
Infineon Technologies AG sponsored ADR (a)	40,400	387
Intel Corp.	532,200	11,061
Intersil Corp. Class A (a)	49,200	1,309
KLA-Tencor Corp. (a)	19,300	897
LSI Logic Corp. (a)	138,200	978
Marvell Technology Group Ltd. (a)	38,100	1,309
Micron Technology, Inc. (a)	108,800	1,265
National Semiconductor Corp. (a)	15,000	296
Teradyne, Inc. (a)	5,300	92
Texas Instruments, Inc.	166,200	2,925
		24,427
Software - 5.0%
Adobe Systems, Inc.	41,400	1,328
BEA Systems, Inc. (a)	38,500	418
Citrix Systems, Inc. (a)	17,200	350
Computer Associates International, Inc.	21,100	470
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Compuware Corp. (a)	69,200	$ 399
Intuit, Inc. (a)	21,400	953
Mercury Interactive Corp. (a)	8,700	336
Microsoft Corp.	1,094,100	28,026
Oracle Corp. (a)	420,300	5,052
PeopleSoft, Inc. (a)	24,000	422
Roxio, Inc. (a)	55,800	373
Siebel Systems, Inc. (a)	45,000	429
VERITAS Software Corp. (a)	40,400	1,158
		39,714
TOTAL INFORMATION TECHNOLOGY		130,797
MATERIALS - 2.5%
Chemicals - 1.2%
Dow Chemical Co.	126,400	3,913
Lyondell Chemical Co.	56,600	766
Olin Corp.	34,500	590
PPG Industries, Inc.	36,600	1,857
Praxair, Inc.	43,400	2,608
		9,734
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	34,300	472
Sealed Air Corp.	8,300	396
Smurfit-Stone Container Corp. (a)	50,100	653
		1,521
Metals & Mining - 0.8%
Alcan, Inc.	62,800	1,957
Alcoa, Inc.	27,700	706
Arch Coal, Inc.	17,900	411
CONSOL Energy, Inc.	20,200	459
Newmont Mining Corp. Holding Co.	30,800	1,000
Nucor Corp.	6,800	332
Peabody Energy Corp.	12,200	410
Phelps Dodge Corp. (a)	28,900	1,108
		6,383
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.3%
Bowater, Inc.	8,700	$ 326
International Paper Co.	48,500	1,733
		2,059
TOTAL MATERIALS		19,697
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.4%
ALLTEL Corp.	16,000	772
BellSouth Corp.	143,000	3,808
Citizens Communications Co. (a)	34,700	447
Qwest Communications International, Inc. (a)	325,300	1,555
SBC Communications, Inc.	387,100	9,890
Verizon Communications, Inc.	269,100	10,616
		27,088
Wireless Telecommunication Services - 0.8%
AT&T Wireless Services, Inc. (a)	335,000	2,750
Nextel Communications, Inc. Class A (a)	101,600	1,837
Sprint Corp. - PCS Group Series 1 (a)	270,400	1,555
		6,142
TOTAL TELECOMMUNICATION SERVICES		33,230
UTILITIES - 2.3%
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)	43,500	368
American Electric Power Co., Inc.	27,800	829
Constellation Energy Group, Inc.	38,900	1,334
Dominion Resources, Inc.	58,100	3,734
Edison International (a)	29,900	491
Entergy Corp.	23,100	1,219
FirstEnergy Corp.	61,900	2,380
FPL Group, Inc.	33,200	2,219
PG&E Corp. (a)	83,100	1,758
TXU Corp.	28,200	633
Wisconsin Energy Corp.	13,900	403
		15,368
Gas Utilities - 0.2%
Kinder Morgan, Inc.	28,500	1,558
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	98,200	$ 624
Sierra Pacific Resources (a)	79,500	472
		1,096
TOTAL UTILITIES		18,022
TOTAL COMMON STOCKS (Cost $727,073)		760,948
Convertible Preferred Stocks - 0.3%

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 7.25%	14,800	1,506
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 8% (c)	500	512
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,003)		2,018
Corporate Bonds - 0.2%
	Principal Amount (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
EchoStar Communications Corp. 5.75% 5/15/08 (c)	$ 1,000	1,060
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Corning, Inc. 0% 11/8/15	800	594
Software - 0.0%
Network Associates, Inc. 5.25% 8/15/06 (c)	170	179
TOTAL INFORMATION TECHNOLOGY		773
TOTAL CONVERTIBLE BONDS		1,833
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PEI Holdings, Inc. 11% 3/15/10 (c)	$ 15	$ 17
TOTAL CORPORATE BONDS (Cost $1,644)		1,850
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 1.1% to 1.11% 7/3/03 to 7/17/03 (d) (Cost $1,450)	1,450	1,450
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	22,978,932	22,979
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	476,000	476
TOTAL MONEY MARKET FUNDS (Cost $23,455)		23,455
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $755,625)		789,721
NET OTHER ASSETS - 0.0%		165
NET ASSETS - 100%		$ 789,886
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
16 S&P 500 Index Contracts	Sept. 2003	$ 3,893	$ (110)

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,768,000 or 0.2% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,450,000.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc.	7/7/00	$ 341
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $190,125,000 and $199,812,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $35,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $217,000 or 0.0% of net assets.

Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $242,204,000 of which $151,997,000 and $90,207,000 will expire on December 31, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2003 approximately $11,921,000 of losses recognized during the period November 1, 2002 to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $404) (cost $755,625) - See accompanying schedule		$ 789,721
Receivable for investments sold		3,526
Receivable for fund shares sold		191
Dividends receivable		837
Interest receivable		39
Other receivables		4
Total assets		794,318

Liabilities
Payable to custodian bank	$ 30
Payable for investments purchased	2,285
Payable for fund shares redeemed	1,152
Accrued management fee	403
Other payables and accrued expenses	86
Collateral on securities loaned, at value	476
Total liabilities		4,432

Net Assets		$ 789,886
Net Assets consist of:
Paid in capital		$ 1,021,411
Undistributed net investment income		2,814
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(268,325)
Net unrealized appreciation (depreciation) on investments		33,986
Net Assets, for 18,177.3 shares outstanding		$ 789,886
Net Asset Value, offering price and redemption price per share ($789,886 ÷ 18,177.3 shares)		$ 43.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 5,446
Interest		280
Security lending		11
Total income		5,737

Expenses
Management fee Basic fee	$ 2,148
Performance adjustment	17
Transfer agent fees	688
Accounting and security lending fees	112
Non-interested trustees' compensation	2
Depreciation in deferred trustee compensation account	(5)
Custodian fees and expenses	9
Registration fees	17
Audit	25
Legal	8
Miscellaneous	3
Total expenses before reductions	3,024
Expense reductions	(99)	2,925
Net investment income (loss)		2,812
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,987)
Foreign currency transactions	3
Futures contracts	855
Total net realized gain (loss)		(1,129)
Change in net unrealized appreciation (depreciation) on: Investment securities	85,608
Futures contracts	599
Total change in net unrealized appreciation (depreciation)		86,207
Net gain (loss)		85,078
Net increase (decrease) in net assets resulting from operations		$ 87,890

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,812	$ 2,896
Net realized gain (loss)	(1,129)	(96,196)
Change in net unrealized appreciation (depreciation)	86,207	(110,263)
Net increase (decrease) in net assets resulting from operations	87,890	(203,563)
Distributions to shareholders from net investment income	-	(2,918)
Share transactions Net proceeds from sales of shares	18,270	29,750
Reinvestment of distributions	-	2,501
Cost of shares redeemed	(45,381)	(101,264)
Net increase (decrease) in net assets resulting from share transactions	(27,111)	(69,013)
Total increase (decrease) in net assets	60,779	(275,494)

Net Assets
Beginning of period	729,107	1,004,601
End of period (including undistributed net investment income of $2,814 and undistributed net investment income of $2, respectively)	$ 789,886	$ 729,107
Other Information Shares
Sold	449	700
Issued in reinvestment of distributions	-	65
Redeemed	(1,142)	(2,379)
Net increase (decrease)	(693)	(1,614)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 38.64	$ 49.04	$ 56.42	$ 71.72	$ 55.66	$ 54.11
Income from Investment Operations
Net investment income (loss) D	.15	.15	.19	.22	.18	.05
Net realized and unrealized gain (loss)	4.66	(10.39)	(7.14)	(4.98)	22.23	1.50
Total from investment operations	4.81	(10.24)	(6.95)	(4.76)	22.41	1.55
Distributions from net investment income	-	(.16)	(.23)	(.22)	(.18)	-
Distributions in excess of net investment income	-	-	-	(.47)	(.02)	-
Distributions from net realized gain	-	-	(.20)	(9.85)	(6.15)	-
Total distributions	-	(.16)	(.43)	(10.54)	(6.35)	-
Net asset value, end of period	$ 43.45	$ 38.64	$ 49.04	$ 56.42	$ 71.72	$ 55.66
Total Return B,C	12.45%	(20.89)%	(12.37)%	(7.16)%	40.73%	2.86%
Ratios to Average Net Assets E
Expenses before expense reductions	.82%A	1.05%	.78%	.58%	.58%	.62%
Expenses net of voluntary waivers, if any	.82%A	1.05%	.78%	.58%	.58%	.62%
Expenses net of all reductions	.79%A	1.01%	.74%	.52%	.51%	.54%
Net investment income (loss)	.76%A	.34%	.37%	.33%	.28%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 790	$ 729	$ 1,005	$ 1,242	$ 1,533	$ 1,195
Portfolio turnover rate	54%A	79%	102%	267%	309%	348%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Trend Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Semiannual Report

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 88,972	|
Unrealized depreciation	(66,186)
Net unrealized appreciation (depreciation)	22,786
Cost for federal income tax purposes	766,935

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Semiannual Report

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .59% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $224 for the period.

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

Semiannual Report

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $98 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $1.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

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Los Angeles, CA

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San Francisco, CA

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Colorado

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Delaware

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Florida

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8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
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8065 Beneva Road
Sarasota, FL

Semiannual Report

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

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3232 Lake Avenue
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Indiana

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Maine

Three Canal Plaza
Portland, ME

Maryland

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One W. Pennsylvania Ave.
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Massachusetts

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155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
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New Jersey

150 Essex Street
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Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
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New York

1055 Franklin Avenue
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37 West Jericho Turnpike
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New York, NY

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New York, NY

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North Carolina

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Ohio

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Oregon

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Pennsylvania

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Philadelphia, PA

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Rhode Island

47 Providence Place
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Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Semiannual Report

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Discovery Fund

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund ®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TRE-USAN-0803
1.787792.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 25, 2003